Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	Calvert Variable Products, Inc.
Central Index Key	0000743773
Amendment Flag	false
Document Creation Date	Jan. 04, 2017
Document Effective Date	Jan. 04, 2017
Prospectus Date	May 01, 2016